Granite Harbor Alternative Fund
FUND SUMMARY - Granite Harbor Alternative Fund
Investment Objective:
The Fund seeks long-term capital appreciation and income with lower volatility as compared to U.S. equity and fixed income markets.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Granite Harbor Alternative Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Granite Harbor Alternative Fund Investor Class
Management Fees	1.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.88%
Interest and Dividends on Securities Sold Short	0.28%
Remainder of Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.23%	[1]
Total Annual Fund Operating Expenses	3.31%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Granite Harbor Alternative Fund | Investor Class | USD ($)	334	1,018	1,726	3,604

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 149% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in a combination of long or short securities of (i) fixed income securities, (ii) equity securities (common and preferred stock), (iii) options, (iv) futures, (v) forwards or (vi) swap contracts on (a) commodities, (b) financial indices, (c) foreign currencies, or (d) equity indices, either directly or through other investment companies and ETFs (“Underlying Funds”). The adviser may retain sub-advisers to employ specific investment strategies of the Fund. The Fund will invest without restriction as to issuer capitalization, country, credit quality or trading currency. The Fund seeks lower volatility than the U.S. equity and fixed income markets. The Fund defines lower volatility to mean below 50% of the volatility of the S&P 500 Index.

The Fund and any Underlying Fund in which it invests may pursue various investment strategies including, for example:

• Long-Biased Equity. A strategy that seeks to capitalize on identifying and investing in underpriced equity securities while hedging some, but not all, overall equity market risk.

• Long/Short Equity. A strategy that seeks returns by investing in equities that are undervalued and short equities that are considered overvalued.

• Event-Driven. A strategy that involves investments in companies undergoing significant corporate transactions or structural transformations.

• Convertible Arbitrage. A strategy that seeks returns based on the pricing inefficiencies of the embedded option in a convertible bond by purchasing a convertible bond and hedging a portion of the equity risk by selling short the underlying common stock for which the bond may be converted.

• Fixed Income Long/Short Credit and Distressed Debt. A strategy that seeks returns by investing in debt securities of any type of issuer of any credit quality, such as “high yield” securities (also known as “junk” bonds), while employing selected risk reducing strategies such as interest rate risk hedging via futures or credit risk hedging via credit default swaps.

• Global Macro. A strategy that seeks investment opportunities, long or short, throughout the world by focusing on economic trends and opportunities in equity, fixed income, currencies, precious metals or commodities markets.

• Emerging Markets. A strategy that seeks investment opportunities in nations with social or business activity in the process of rapid growth or industrialization by focusing on issuer-specific financial information and analysis.

• Relative Value. A long/short investment strategy that seeks to exploit disparities in pricing relationships between instruments with similar characteristics. Relative Value strategies are not dependent on market direction and often involve arbitrage techniques.

• Tactical Trading. A strategy based upon speculation on the direction of prices and the volatility of equities, bonds, currencies, and commodities in the cash and derivatives markets.

In selecting Underlying Funds, or investment strategies for investment, the adviser (with the aid of research services employed by the adviser) or a sub-adviser assesses the likely risks and returns (after all fees and expenses including sales charges and Underlying Fund manager performance-based fees, if any) of the different alternative investment strategies utilized by the Underlying Funds, and evaluates the potential correlation among the investment strategies and Underlying Funds under consideration. The adviser will use both a quantitative screening process and a qualitative selection process when selecting investment strategies, sub-advisers or Underlying Fund securities for investment or investment strategies by the Fund. The adviser generally seeks to invest in Underlying Funds whose liquidity and expected absolute and risk-adjusted returns, are determined to be attractive and likely to have low correlations among each other or with the broad equity markets. The adviser will seek to allocate the Fund’s assets so that the Fund may benefit from the expected continuation of a favorable performance record of various Underlying Funds, sub-advisers or investment strategies, and from having access to new and existing Underlying Funds that are often available only at substantial minimum investments. The adviser does not have pre-set allocation targets, retaining the flexibility to allocate assets in response to market conditions.

The adviser buys and sells Underlying Funds or retains various investment strategies and engages sub-advisers to meet asset allocation targets. Additionally, an Underlying Fund may be liquidated or sub-adviser terminated based on manager drift in style, underperformance, change in management team, deviation from risk management discipline and change in the Underlying Fund’s investment opportunity set or strategy, or any other factor that the adviser feels will negatively impact future performance.

The Fund has received an exemptive order from the SEC that permits the adviser, with the Fund’s Board of Trustees’ approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval. Shareholders will be notified if and when a new sub-adviser is employed by the adviser.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds.

• Convertible Securities Risk. Convertible securities are a hybrid that has characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.

• Credit Risk. Issuers or counterparties may not make interest, principal or other payments on securities and derivatives, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor’s Ratings Group or another credit rating agency.

• Derivatives Risk. The use of derivatives exposes the Fund to additional risks that it would not be subject to if it invested directly in the securities and commodities underlying those derivatives. Derivative risks include: (i) imperfect correlation between the changes in market value of derivatives and the securities or indices on which they are based; (ii) illiquidity under certain market conditions; (iii) trading restrictions or limitations imposed by an exchange, or government regulations that may restrict trading; (iv) leverage which will magnify losses and (v) counterparty default.

• Emerging Markets Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Currency Risk. Currency risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk exists because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• High Yield Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. Additionally, high yield issuers may seek bankruptcy protection which will delay resolution of bond holder claims and may eliminate or materially reduce liquidity.

• Leverage Risk. The use of leverage by the Fund or an Underlying Fund, such as the use of derivatives, will indirectly cause the Fund to incur additional expenses and may magnify the Fund’s gains or losses.

• Management Risk. The adviser’s dependence on its asset allocation and Underlying Fund selection strategies and the Underlying Funds managers’ judgments about the attractiveness, value and potential appreciation of particular investments may prove to be incorrect and may not produce the desired results.

• Market Risk. Overall equity and fixed income market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Portfolio Turnover Risk. Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• REIT Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. An individual REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

• Short Position and Inverse (Hedging) Risk. The Fund will incur a loss as a result of an Underlying Fund’s short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Underlying Fund purchases an offsetting position. The Underlying Fund’s losses are potentially unlimited in a short position transaction. ETFs that are inverse funds typically lose value as the index or security tracked by such fund’s benchmark increases in value; a result that is the opposite of traditional mutual funds. If the Fund invests in an inverse fund and markets rise, the Fund will lose money.

• Small and Medium Capitalization Company Risk. Equity securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Underlying Funds Risk. Underlying Funds, which include other investment companies and ETFs, are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in securities and currencies. Underlying Funds are subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for the full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-855-252-1100.

Performance Bar Chart For Calendar Year Ended December 31st.

Best Quarter:	12/31/13	3.38%
Worst Quarter:	6/30/12	(2.85)%
The total return for Investor Class shares from January 1, 2015 to September 30, 2015 was (1.83)%.
Performance Table Average Annual Total Returns (For period ended December 31, 2014)
Average Annual Total Returns - Granite Harbor Alternative Fund		Label	One Year	Since Inception	Inception Date
Investor Class		Return before taxes	1.25%	2.78%	Sep. 08, 2011
Investor Class | Return before taxes			0.27%	2.33%
Investor Class | Return after taxes on distributions and sale of Fund shares			1.26%	2.07%
HFRX Global Hedge Fund Index	[1]		(0.58%)	1.95%
[1]	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Granite Harbor Tactical Fund
FUND SUMMARY - Granite Harbor Tactical Fund
Investment Objective:
The Fund seeks long-term capital appreciation with moderate volatility compared to U.S. equity markets.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Granite Harbor Tactical Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Granite Harbor Tactical Fund Investor Class
Management Fees	1.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.03%
Interest and Dividends on Securities Sold Short	0.35%
Remainder of Other Expenses	0.68%
Acquired Fund Fees and Expenses	0.19%	[1]
Total Annual Fund Operating Expenses	3.42%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Granite Harbor Tactical Fund | Investor Class | USD ($)	345	1,051	1,779	3,703

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in a combination of long or short securities of (i) fixed income securities, (ii) equity securities (common and preferred stock), (iii) options, (iv) futures, (v) forwards or (vi) swap contracts on (a) commodities, (b) financial indices, (c) foreign currencies, or (d) equity indices, either directly or through other investment companies and ETFs (“Underlying Funds”). The adviser may retain sub-advisers to employ specific investment strategies of the Fund. The Fund will invest without restriction as to issuer capitalization, country, credit quality or trading currency. The Fund seeks to achieve its investment objective with moderate volatility compared to the U.S. equity markets. The Fund defines moderate volatility to mean below 75% of the volatility of the S&P 500 Index.

The Fund and any Underlying Fund in which it invests may pursue various investment strategies including, for example:

• Long-Only Equity. A strategy that seeks to capitalize on identifying and investing in underpriced equity securities.

• Long-Biased Equity. A strategy that seeks to capitalize on identifying and investing in underpriced equity securities while hedging some, but not all, overall equity market risk.

• Long/Short Equity. A strategy that seeks returns by investing in equities that are undervalued and shorting equities that are considered overvalued.

• Event-Driven. A strategy that involves investments in companies undergoing significant corporate transactions or structural transformations.

• Fixed Income. A strategy that seeks returns by investing in debt securities of any type of issuer of any credit quality, such as “high yield” securities (also known as “junk” bonds), and may employ selected risk reducing strategies, such as interest rate risk hedging via futures or credit risk hedging via credit default swaps.

• Global Macro. A strategy that seeks investment opportunities, long or short, throughout the world by focusing on economic trends and opportunities in equity, fixed income, currencies, precious metals or commodities markets. The strategy is executed in the cash and derivatives markets, where derivatives are used a substitute for securities, currencies or commodities.

• Emerging Markets. A strategy that seeks investment opportunities in nations with social or business activity in the process of rapid growth or industrialization by focusing on issuer-specific financial information and analysis.

• Tactical Trading. A strategy based upon speculation on the direction of prices and the volatility of equities, bonds, currencies, and commodities in the cash and derivatives markets, where derivatives are used a substitute for securities, currencies or commodities.

The adviser’s investment philosophy is to target diverse investments in the global securities markets using tactical and hedging strategies. The adviser intends to tactically allocate the Fund’s assets among various sub-advisers, investment strategies, or Underlying Funds that, in the view of the adviser, represent attractive investment opportunities. In selecting Underlying Funds for investment, the adviser (with the aid of research services employed by the adviser) assesses the likely risks and returns (after all fees and expenses including sales charges and Underlying Fund manager performance-based fees, if any) of the different alternative investment strategies utilized by sub-advisers or the Underlying Funds, and evaluates the potential correlation among the investment strategies and the sub-advisers or Underlying Funds under consideration. The adviser generally seeks to invest in Underlying Funds whose liquidity, expected absolute, relative and risk-adjusted returns are determined to be attractive and likely to have low correlations among each other or with the broad equity markets. The adviser will seek to allocate the Fund’s assets so that the Fund may benefit from the expected continuation of a favorable performance record of various Underlying Funds, and from having access to new and existing Underlying Funds that are often available only at substantial minimum investments. The adviser does not have pre-set allocation targets, retaining the flexibility to allocate assets in response to market conditions. The adviser employs its hedging strategy by employing sub-advisers or investing in Underlying Funds that may have an active hedging element in their investment strategy.

The adviser buys and sells Underlying Funds or employs sub-advisers to meet asset allocation targets. Additionally, an Underlying Fund or sub-adviser may be liquidated or terminated based on manager drift in style, underperformance, change in management team, deviation from risk management discipline and change in the sub-advisers/Underlying Fund’s investment opportunity set or strategy, or any other factor that the adviser feels will negatively impact future performance.

The Fund has received an exemptive order from the SEC that permits the adviser, with the Fund’s Board of Trustees’ approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval. Shareholders will be notified if and when a new sub-adviser is employed by the adviser.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds.

• Convertible Securities Risk. Convertible securities are a hybrid that has characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities

• Credit Risk. Issuers or counterparties may not make interest, principal or other payments on securities and derivatives, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor’s Ratings Group or another credit rating agency.

• Derivatives Risk. The use of derivatives exposes the Fund to additional risks that it would not be subject to if it invested directly in the securities and commodities underlying those derivatives. Derivative risks include: (i) imperfect correlation between the changes in market value of derivatives and the securities or indices on which they are based; (ii) illiquidity under certain market conditions; (iii) trading restrictions or limitations imposed by an exchange, or government regulations that may restrict trading; (iv) leverage which will magnify losses and (v) counterparty default.

• Emerging Markets Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Currency Risk. Currency risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk exists because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• High Yield Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. Additionally, high yield issuers may seek bankruptcy protection which will delay resolution of bond holder claims and may eliminate or materially reduce liquidity.

• Leverage Risk. The use of leverage by the Fund or an Underlying Fund, such as the use of derivatives, will indirectly cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

• Management Risk. The adviser’s dependence on its asset allocation and Underlying Fund selection strategies and the Underlying Funds managers’ judgments about the attractiveness, value and potential appreciation of particular investments may prove to be incorrect and may not produce the desired results.

• Market Risk. Overall equity and fixed income market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Portfolio Turnover Risk. Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• REIT Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. An individual REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

• Short Position and Inverse (Hedging) Risk. The Fund will incur a loss as a result of an Underlying Fund’s short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Underlying Fund purchases an offsetting position. The Underlying Fund’s losses are potentially unlimited in a short position transaction. ETFs that are inverse funds typically lose value as the index or security tracked by such fund’s benchmark increases in value; a result that is the opposite of traditional mutual funds. If the Fund invests in an inverse fund and markets rise, the Fund will lose money.

• Small and Medium Capitalization Company Risk. Equity securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Underlying Funds Risk. Underlying Funds which include other investment companies and ETFs, are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in securities and currencies. Underlying Funds are subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for the full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-855-252-1100.

Performance Bar Chart For Calendar Year Ended December 31st.

Best Quarter:	6/31/12	4.95%
Worst Quarter:	6/30/12	(3.74)%
The total return for Investor Class shares from January 1, 2015 to September 30, 2015 was (3.00)%.
Performance Table Average Annual Total Returns (For period ended December 31, 2014)
Average Annual Total Returns - Granite Harbor Tactical Fund		Label	One Year	Since Inception	Inception Date
Investor Class		Return before taxes	2.00%	5.61%	Sep. 08, 2011
Investor Class | Return before taxes			0.28%	4.65%
Investor Class | Return after taxes on distributions and sale of Fund shares			2.24%	4.23%
HFRX Equity Hedge Index	[1]		1.42%	3.66%
[1]	The HFRX Equity Hedge Index is designed to be representative of equity hedge strategies which maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The referenced index is shown for general market comparisons and is not meant to represent the Fund. Investors cannot invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).